Principal accounting policies (Policies)	12 Months Ended
Dec. 31, 2020
Principal Accounting Policies [Abstract]
Basis of preparation
2.1	Basis of preparation

The consolidated financial statements have been prepared in accordance with IFRS (International Financial Reporting Standards) as issued by the IASB (International Accounting Standards Board). The consolidated financial statements have been prepared under the historical cost convention as modified by revaluation to fair value of the derivative financial instrument. The accounting policies set out below have, unless otherwise stated, been prepared consistently for all periods presented in these consolidated financial statements. The financial statements are prepared in sterling and presented to the nearest thousand pounds.

New and amended standards adopted by the Group

The Group has applied the following standards and amendments for the first time for their annual reporting period commencing 1 January 2020:

•	Definition of Material – amendments to IAS 1 and IAS 8

The amendments listed above did not have any impact on the amounts recognized in prior periods and are not expected to significantly affect the current or future periods.

New standards and interpretations not yet adopted

Certain new accounting standards and interpretations have been published that are not mandatory for December 31, 2020 reporting periods and have not been early adopted by the Group. These include amendments to IAS1 'Presentation of financial statements' on classification of liabilities. These standards are not expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.

Basis of consolidation
2.2	Basis of consolidation

The Consolidated financial statements consolidate those of the Company and its controlled subsidiary undertakings drawn up to December 31, 2020. The Group controls an entity when the Group is expected to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Where necessary, adjustments are made to the financial statements of subsidiaries to bring accounting policies into line with those used for reporting the operations of the Group. All intra Group transactions, balances, income and expenses are eliminated on consolidation.

Going concern
2.3	Going concern

The 2020 coronavirus (COVID-19) pandemic became increasingly prevalent in Europe and the US where the Group’s principal operations are conducted. Significant restrictions have now been imposed by the governments of those countries where the Group has operations, as well as the countries of external parties with which we conduct our business. In compliance with these restrictions, the Group and its employees have adapted to new working arrangements to ensure business continuity as far as is reasonably practicable in the short to medium term. This has so far proven to be effective, with Management maintaining a strong line of communication with all employees during this period.

The main risk posed to the Group by the pandemic is the potential slowing of Research & Development activities including possible knock-on delays in clinical trial data and sustained fixed costs during periods of relative inactivity. Whilst this would result in a lengthening of the Group’s cash runway in the medium term, in the longer term these factors could limit the Group’s ability to meet its corporate objectives. This risk is mitigated by the receipt by $60m of the unconditional upfront payments in respect of the AstraZeneca collaboration and the $45m from the private placement, both of which significantly increase the Group’s baseline cash runway.

Based on the Directors’ current forecasts and plans and, considering the cash, cash equivalents and term deposit at December 31, 2020; together with the unconditional cash receipt in May 2021 under the AstraZeneca plc agreement and the $45m of new equity raised in February 2021, the directors are confident that the Group has sufficient funding for the foreseeable future and at least one year from the date of approval of the financial statements. For this reason, they continue to adopt the going concern basis in preparing the financial statements.

The Group’s business activities, together with the factors likely to affect its future development, performance and position are set out in the strategic report on pages 1 to 24.

Research and development
2.4	Research and development

The Group recognise expenditure incurred in carrying out its research and development activities in line with management’s best estimation of the stage of completion of each separately contracted study or activity. This includes the calculation of research and development accruals at each period to account for expenditure that has been incurred. This requires estimations of the full costs to complete each study or activity and also estimation of the current stage of completion. In all cases, the full cost of each study or activity is expensed by the time the final report or, where applicable, product, has been received. Further details on research and development can be found in note 2.11.

Revenue recognition
2.5	Revenue recognition

The Group’s revenue for the year ended December 31, 2020 consists of royalty income and revenue from collaboration agreements.

Royalty income

The Group’s royalty income is generated by a settlement and license agreement with Alnylam. Under this contract, Alnylam is obliged to pay royalties to the Group on the net sales of ONPATTRO™ in the European Union in a manner commensurate with the contractual terms. Invoices are raised in arrears on a quarterly basis based on sales information provided by Alnylam no later than 75 days after the quarter end.

The royalty exemption under IFRS 15 requires sales-based data. Royalty revenue is recognized based on the level of sales when the related sales occur.

Revenue from collaboration agreements

We have considered the Mallinckrodt and AstraZeneca contracts and assessed whether the research and development services and licence of the IP in respect of each target are distinct.

For both contracts we have concluded the license of the intellectual property and the R&D services are not distinct, as both Mallinckrodt and AstraZeneca cannot benefit from the intellectual property absent the R&D services, as those R&D services are used to discover and develop a drug candidate and to enhance the value in the underlying intellectual property, indicating that the two are highly interrelated. On this basis, we have concluded that there is a single performance obligation covering both the R&D services and the license of the intellectual property in respect of each target (i.e., one for the initial target and one for each additional optioned complement-mediated disease targets which represent material rights). We recognize revenue over the duration of the contract based on an input method based on cost to cost.

The contracts have multiple elements of consideration (some or all of the following), namely:

•	Upfront payments (fixed);
•	Subsequent milestone payments (variable);
•	FTE costs rechargeable (variable);
•	Recharges of direct costs for certain research activities (variable).

The Group’s effort under the contracts continue throughout their entire duration. On this basis revenue is recognised over the contract period based on costs to completion.

Revenue has been calculated on the following ongoing basis for the year ended 31 December 2020:

•	Actual FTE and direct costs incurred up to 31 December 2020 and forecast FTE and direct costs for the remainder of the contract are determined
•	Actual costs incurred up until 31 December 2020 are calculated as a percentage of total contract costs (actual and forecast)
•

This percentage is then multiplied by the consideration allocated to the performance obligation in question, thus calculating the cumulative revenue which is then used to calculate the revenue to be recognised in that six-month period. In the case of the FTE recharges and other direct cost recharges, the consideration that is multiplied includes all amounts to the end of the contract (including the forecast amounts).  In the case of the upfront and milestones, the consideration that is multiplied is in relation to the upfront and completed milestones only.  Consideration in relation to milestones not yet been achieved is excluded from the calculation.

Forecast costs are monitored each period, with revenue recognised reflecting any changes in forecast or over/under spend in actuals.

Further details of the revenue amounts recognised in the year ended 31 December 2020 can be found in note 3.

Foreign currency translation
2.6	Foreign currency translation

The consolidated financial statements are presented in sterling. The individual financial statements of each Group entity are prepared in the currency of the primary economic environment in which the entity operates (its functional currency).

In preparing the financial statements of the individual entities, transactions in currencies other than the entity’s functional currency (foreign currencies) are recorded at the rates of exchange prevailing on the dates of the transactions. At each balance sheet date, monetary items denominated in foreign currencies are retranslated at the rates prevailing on the balance sheet date.

Exchange differences arising on the settlement of monetary items, and on the retranslation of monetary items, are included in the income statement for the year.

For the purpose of presenting consolidated financial statements, the assets and liabilities of the Group’s foreign operations (including comparatives) are translated into sterling using exchange rates prevailing on the balance sheet date. Income and expense items (including comparatives) are translated at the average exchange rates for the year unless individually significant to the Group at which point they are translated at spot rate. Exchange differences arising, if any, are recognised in equity.

Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing rate.

Defined contribution pension funds
2.7	Defined contribution pension funds

The contributions payable to defined contribution retirement schemes are recognised as an expense in the period to which they relate. On the payment of the contribution the Group has no further liability.

Business combinations
2.8	Business combinations

There were no new business combinations as defined by IFRS 3 during 2019 or 2020.

Business combinations which occurred in and after 2010 were accounted for by applying the acquisition method described in IFRS 3 as at the acquisition date, which is the date on which control is transferred to the Group. In arriving at the cost of acquisition, the fair value of the shares issued by the Company is taken to be the bid price of those shares at the date of the issue. Where this figure exceeds the nominal value of the shares, the excess amount is treated as an addition to the merger reserve.

For acquisitions which occurred before 1 January 2010, goodwill represents the excess of the cost of the acquisition over the Group’s interest in the recognised amount (generally fair value) of the identifiable assets, liabilities and contingent liabilities of the acquiree. Transaction costs, other than those associated with the issue of debt or equity securities, that the Group incurred in connection with business combinations were capitalised as part of the cost of the acquisition.

Property, plant and equipment
2.9	Property, plant and equipment

The Group hold no property assets other than leased property assets classified as right-of-use assets. See note 2.14 for further details.

All equipment and furniture is stated in the financial statements at its cost of acquisition less a provision for depreciation.

Depreciation is charged to write off the cost less estimated residual values of furniture and equipment on a straight-line basis over their estimated useful lives. All equipment and furniture is estimated to have a useful economic life of between three and ten years. Estimated useful economic lives and residual values are reviewed each year and amended if necessary.

Goodwill
2.10	Goodwill

Goodwill is stated at cost less any accumulated impairment losses; it is allocated to those cash generating units that are expected to benefit from synergies of the related business combination and represent the lowest level within the Group at which management controls the related cash flows. Goodwill is not amortised but is tested for impairment annually, or sooner when an indication of impairment has been identified. Goodwill arising on the acquisition of a subsidiary represents the excess of the cost of acquisition over the Group’s interest in the net fair value of the identifiable assets, liabilities and contingent liabilities of the subsidiary at the date of acquisition. On disposal of a subsidiary, the attributable amount of goodwill is included in the determination of the profit or loss on disposal..

Other intangible assets

2.11Other intangible assets

Other intangible assets that are acquired by the Group are stated at cost less accumulated amortisation and less accumulated impairment losses.

Amortisation

Amortisation is charged to the income statement on a straight-line basis over the estimated useful lives of intangible assets unless such lives are indefinite. Intangible assets with an indefinite useful life and goodwill are systematically tested for impairment at each balance sheet date. Other intangible assets are amortised from the date they are available for use. The estimated useful lives are as follows:

Licences and software10 – 15 years.

Capitalisation of research and development costs

Costs associated with research activities are treated as an expense in the period in which they are incurred.

Costs that are directly attributable to the development phase of an internal project will only be recognised as intangible assets provided they meet the following requirements:

•	an asset is created that can be separately identified;
•	the technical feasibility exists to complete the intangible asset so that it will be available for sale or use and the Group has the intention and ability to do so;
•	it is probable that the asset created will generate future economic benefits either through internal use or sale;
•	sufficient technical, financial and other resources are available for completion of the asset; and
•	the expenditure attributable to the intangible asset during its development can be reliably measured.

Careful judgement by management is applied when deciding whether recognition requirements for development costs have been met. This is necessary as the economic success of any product development is uncertain and may be subject to future technical problems at the time of recognition. Judgements are based on the information available at each balance sheet date.

To date, no development costs have been capitalised in respect of the internal projects on the grounds that the costs to date are either for the research phase of the projects or, if relating to the development phase, then the work so far does not meet the recognition criteria set out above. In most cases recognition would not occur until regulatory approval.

Impairment testing of goodwill, other intangible assets and property, plant and equipment

2.12Impairment testing of goodwill, other intangible assets and property, plant and equipment

At each balance sheet date non-financial assets are assessed to determine whether there is an indication that the asset or the asset’s cash generating unit may be impaired. If there is such an indication the recoverable amount of the asset or asset’s cash generating unit is compared to the carrying amount.

The recoverable amount of the asset or asset’s cash generating unit is the higher of the fair value less costs to sell and value in use.

Impairment losses recognised for cash generating units to which goodwill has been allocated are credited initially to the carrying amount of goodwill. Any remaining impairment loss is charged pro rata to the other assets in the cash generating unit.

Financial instruments

2.13Financial instruments

Financial assets and financial liabilities are recognised on the balance sheet when the Group becomes a party to the contractual provisions of the instrument.

For the periods presented in these financial statements, financial assets were classified in the following categories: derivative financial instruments, and financial assets at amortised cost. Currently other categories of financial asset are not used. Management determines the classification of its financial assets at initial recognition.

The de-recognition of financial instruments occurs when the rights to receive cash flows from investments expire or are transferred and substantially all of the risks and rewards of ownership have been transferred.

Derivative financial instruments

The Group uses forward contracts to manage exposure to risks from foreign exchange movements. Derivatives are initially recognised at fair value at the date that the contract is entered into and subsequently remeasured at each balance sheet date. The resulting gain or loss is recognised in the income statement.

Financial assets at amortized cost

Financial assets at amortised cost include trade receivables held in order to collect contractual cash flows, a term deposit held to collect solely payment of the principal and interest, and deposits on property operating leases and for the procurement of materials. These are measured at initial recognition at fair value plus, if appropriate, directly attributable transaction costs and are subsequently measured at amortised cost using the effective interest method, less provision for impairment.. Any impairment is assessed using the Expected Credit Losses (ECL) model. The Group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for trade receivables. For assessing the recoverability of intercompany loans the Group applies IFRS 9’s three stage ECL model in determining the recoverable amount. Any impairment is recognised in the income statement.

Cash and cash equivalents

Cash and cash equivalents comprise cash on hand and demand deposits with original maturities of three months or less that are readily convertible to a known amount of cash and are subject to an insignificant risk of change in value.

Financial liabilities and equity

Financial liabilities and equity instruments issued are classified according to the substance of the contractual arrangements entered into and the definitions of a financial liability and an equity instrument. A financial liability is a contractual obligation to either deliver cash or another financial asset to another entity or to exchange a financial asset or financial liability with another entity, including obligations which may be settled using its equity instruments. An equity instrument is any contract that evidences a residual interest in the assets after deducting all of its liabilities. The accounting policies adopted for specific financial liabilities and equity instruments are set out below.

Financial liabilities

At initial recognition, financial liabilities are measured at their fair value minus, if appropriate, any transaction costs that are directly attributable to the issue of the financial liability. After initial recognition, all financial liabilities are measured at amortised cost using the effective interest method.

Equity instruments

Equity instruments issued by the Group are recorded as the proceeds received, net of direct issue costs.

Leased assets

2.14Leased assets

For any new contracts entered into on or after 1 January 2019, the Group considers whether a contract is, or contains a lease. A lease is defined as ‘a contract, or part of a contract, that conveys the right to use an asset (the underlying asset) for a period of time in exchange for consideration’. To apply this definition, the Group assesses whether the contract meets two key evaluations, which are whether:

•	the contract contains an identifiable asset;
•	the Group has the right to obtain substantially all of the economic benefits from use of the identified asset throughout the period of use

Measurement and recognition

At lease commencement date, the Group recognises a right-of-use asset (as part of the appropriate underlying class of assets in property, plant and equipment) and a lease liability on the balance sheet.

The right-of-use asset is measured at cost. The Group depreciates the right-of-use assets on a straight-line basis from the lease commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. The Group also assesses the right-of-use asset for impairment when such indicators exist.

At the commencement date, the Group measures the lease liability at the present value of the lease payments unpaid at that date, discounted using the Group’s incremental borrowing rate. Lease payments included in the measurement of the lease liability are made up of fixed payments (including in substance fixed), variable payments based on an index or rate, amounts expected to be payable under a residual value guarantee and payments arising from options reasonably certain to be exercised. Subsequent to initial measurement, the liability will be reduced for payments made and increased for interest.

The Group has elected to account for short-term leases (leases with a duration of less than12 months) and leases of low-value assets using the practical expedients. Instead of recognising a right-of-use asset and lease liability, the payments in relation to these are recognised as an expense in profit or loss on a straight-line basis over the lease term.

The interest payments for leases are recognised in the statement of cashflows under finance and other expenses.

Lease break clauses and extension options

When the Group has the option to extend a lease, management uses its judgement to determine whether or not an option would be reasonably certain to be exercised. Management considers all facts and circumstances including past practice and any cost that will be incurred to change the asset if an option to extend is not taken, to help determine the lease term.

Similarly, when a break clause exists in the lease agreement, management must consider the likelihood of this option to curtail the lease being exercised. In respect to the Group’s leased Berlin facility, £150k of potential lease payments have been excluded from the lease liabilities as it was assessed at 1 January 2019 that the break clause pertaining to the lease could reasonably be exercised at any point (as remains the case) – thus allowing continued exemption using the practical expedients referred to above.

Share-based payments

2.15Share-based payments

Historically the Group have issued equity settled share-based payments to certain employees (see note 25). Equity settled share-based payments are measured at fair value (excluding the effect of non-market-based vesting conditions) at the date of grant. The fair value so determined is expensed on a straight-line basis over the vesting period, based on the Group of the number of shares that will eventually vest and adjusted for the effect of non-market-based vesting conditions.

The value of the charge is adjusted to reflect expected and actual levels of award vesting, except where failure to vest is as a result of not meeting a market condition.

Cancellations of equity instruments are treated as an acceleration of the vesting period and any outstanding charge is reversed in full immediately.

Fair value is measured using a binomial pricing model or Monte Carlo model. The key assumptions used in the model have been adjusted, based on management’s best estimate, for the effects of non‑transferability, exercise restrictions and behavioural considerations.

Any payment made to a counterparty on the cancellation or settlement of a grant of equity instruments (even if this occurs after the vesting date) should be accounted for as a repurchase of an equity interest (that is, as a deduction from equity). But, if the payment exceeds the fair value of the equity instruments repurchased (measured at the repurchase date), any such excess should be recognised as an expense.

Equity

2.16Equity

Share capital is determined using the nominal value of shares that have been issued.

The share premium account includes any premiums received on the initial issuing of the share capital. Any transaction costs associated with the issuing of shares are deducted from the share premium account, net of any related income tax benefits.

The merger reserve represents the difference between the nominal value and the market value at the date of issue of shares issued in connection with the acquisition by the Group of an interest in over 90% of the share capital of another company.

Equity settled share-based payments are credited to a share-based payment reserve as a component of equity until related options or warrants are exercised.

Foreign currency translation differences are included in the translation reserve.

Profit and loss account (deficit) includes all current and prior period results as disclosed in the income statement.

Taxation

2.17Taxation

Current tax payable is based on taxable profit for the year. Taxable profit differs from profit as reported in the income statement because it excludes items of income or expense that are taxable or deductible in other years and it further excludes items that are never taxable or deductible. Current tax liabilities are calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Tax receivable arises from the UK legislation regarding the treatment of certain qualifying research and development costs, allowing for the surrender of tax losses attributable to such costs in return for a tax rebate. Research and development tax credits are recognised when the receipt is probable.

Deferred tax is recognised on differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit and is accounted for using the balance sheet liability method. Deferred tax liabilities are generally recognised for all taxable temporary differences and deferred tax assets are recognised to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilised.

Such assets and liabilities are not recognised if the temporary difference arises from initial recognition of goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

Deferred tax liabilities are recognised for taxable temporary differences arising on investments in subsidiaries except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.

The carrying amount of deferred tax assets is reviewed at each balance sheet date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled, or the asset realised. Deferred tax is charged or credited to the income statement, except when it relates to items charged or credited directly to equity, in which case the deferred tax is also dealt with in equity.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis.

Critical accounting estimates and judgements and key sources of estimation uncertainty

2.18Critical accounting estimates and judgements and key sources of estimation uncertainty

In the process of applying the entity’s accounting policies, management makes estimates and judgements that have an effect on the amounts recognised in the financial statements. Although these estimates are based on management’s best knowledge of current events and actions, actual results may ultimately differ from those estimates.

The critical judgements concerning the future, and other key sources of estimation uncertainty at the balance sheet date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below:

•	Application of IFRS 15 in determining revenue from contracts with customers specifically:
•

The determination of the numbers of performance obligations.  Judgement was required in determining whether the license and the R&D activities are distinct performance obligations or not.  It is considered the license of the IP and the R&D activities are not distinct as the R&D services are essential to discover and develop a drug candidate and enhance the value in the underlying IP.  In addition, the gene targets are highly specialized such that only the Group has the specialist knowledge to apply the IP to the specific target.  On this basis, it has been concluded that there is only one single performance obligation covering both the R&D services and licenses of the IP in respect of each target;

•

The allocation of the upfront payments between performance obligations (judgment).  Mallinckrodt have paid the Group $20m and AstraZeneca have agreed to pay the Group $60m upfront under their respective contracts, which is considered to be the initial transaction price.  A judgment was required in determining how this should be allocated across SLN500 and the additional optioned complement-mediated disease targets for Mallinckrodt; and across target options for AstraZeneca.  It was concluded in 2019 that because the compounds are at similar stages of development, the $20 million amount should be allocated evenly, on the basis of a benchmarking exercise considering the standalone selling price per target of past deals announced to the market by comparable companies.  It was similarly concluded in the year that the $60 million amount should be allocated evenly across the targets.

•	The estimate of future costs to be incurred to determine percentage of completion of revenue contracts:
•

In determining the percentage of completion of the revenue projects, the Group estimated the total future costs expected to be incurred through the life of the contract and its ability to be reimbursed for these in line with the contractual terms of the arrangement and its revenue recognition policy as set out in Note 2.5.  As all projects are at an early stage of their lifecycle we consider that any reasonably expected change in the estimate of costs to complete would not result in a material change in the revenue recognized to date.

Segment reporting
2.19	Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the Board. The chief operating decision maker (CODM), who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Group’s Board. The Group has a single reportable segment (see note 4).